Income Taxes (Components of Income Tax Provision) (Details) - USD ($) $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Total income tax expense/provision (benefit)	$ 30	$ 12	$ 24	$ 28	$ 18	$ 4	$ (10)	$ 12	$ (40)	$ (410)	$ 0	$ (6)	$ 0	$ 73	$ 70	$ 82	$ (34)	$ (416)
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Change in valuation allowance, federal and state																11	8	(356)
Total income tax expense/provision (benefit)	$ 30	$ 12	$ 24	$ 28	$ 18	$ 4	$ (10)	$ 12	$ (40)	$ (410)	$ 0	$ (6)	$ 0	$ 73	$ 70	$ 82	$ (34)	$ (416)
Federal statutory income tax rate (percent)																35.00%	35.00%	35.00%
Effective income tax rate (percent)	34.30%		34.40%											33.80%	36.00%	34.20%	32.90%
Unrecognized Tax Benefits, Period Recognized														12 months
Federal
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal																$ 2	$ 2	$ 0
State																0	(1)	0
Total current income tax expense																2	1	0
Federal																82	(35)	(407)
State																(2)	0	(9)
Total deferred income tax expense (benefit)																80	(35)	(416)
Total income tax expense/provision (benefit)																82	(34)	(416)
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Provision (benefit) at statutory federal income tax rate (35%)																84	(37)	(52)
Change in valuation allowance, federal and state																(6)	8	(355)
Residual tax effect associated with other comprehensive income																0	0	(6)
State income tax (benefit), net of federal income tax effect																4	(9)	(3)
Warrant expense (income)																1	(2)	0
Non-deductible compensation																1	1	0
Litigation settlement																0	4	0
Other																(2)	1	0
Total income tax expense/provision (benefit)																$ 82	$ (34)	$ (416)